Investment property - Additional information (Detail)	12 Months Ended
Dec. 31, 2022
Bottom of range [member]
Disclosure of detailed information about investment property [line items]
Minimum Rental Income Period	20 years
Top of range [member]
Disclosure of detailed information about investment property [line items]
Minimum Rental Income Period	28 years